RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)											1 Months Ended									3 Months Ended		7 Months Ended	9 Months Ended		11 Months Ended	12 Months Ended
		Jun. 24, 2020	Jan. 07, 2020	Jan. 02, 2020	Dec. 11, 2019	Nov. 18, 2019	Oct. 15, 2019	Oct. 11, 2019	Sep. 10, 2019	Jul. 17, 2019	Mar. 19, 2020	Dec. 23, 2019	Nov. 19, 2019	Nov. 18, 2019	Nov. 18, 2019	Nov. 15, 2019	Sep. 25, 2019	Aug. 19, 2019	Jul. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Nov. 18, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 17, 2019	Dec. 31, 2019	Dec. 31, 2018
Related Party Transactions (Textual)
Interest expenses to related party																				$ 8,413	$ 23,248		$ 8,413	$ 23,248
Shares issued for services (in shares)																						3,177,015
Interest expense debt																										$ 188,159
Accrued interest																										11,643
Number of shares issued on debt conversion														17,641,713											99,106,803
Convertible debt																				597,410			597,410			359,362	$ 790,093
Debt discount																				930,671			930,671			$ 371,387	$ 777,242
Value of the beneficial conversion feature as debt discount																				$ 1,144,484	$ 33,327		$ 1,471,234	$ 1,027,684
Common stock, outstanding	[1]																			191,121,339			191,121,339			128,902,124	8,883,922
Convertible Notes Payable [Member]
Related Party Transactions (Textual)
Amortization of debt discount																										$ 343,039	$ 614,277
Face amount																				$ 1,505,000			$ 1,505,000			58,732	67,101
Accrued interest																							23,081			59,249
Debt discount																				$ 930,671			$ 930,671			$ 141,591	$ 544,819
Chief Executive Officer [Member]
Related Party Transactions (Textual)
Debt conversion, description		The Corbett Employment Agreement provides for the grant to Mr. Corbett of 5,123,750 shares of the Company's common stock, which are fully vested and not subject to forfeiture.
Vested shares				5,123,750
Officers compensation, description		The Company entered into an executive employment agreement with William Corbett, (the "Corbett Employment Agreement") to employ Mr. Corbett as the Company's Chief Executive Officer for a term of three (3) years, provide for an annual base salary of $150,000, provide for a signing bonus of $25,000, structure for a bonus of up to 50% of base salary upon the Company's achievement of $2,000,000 EBITDA and additional performance bonus payments as may be determined by the Company's board of directors and provide for severance in the event of a termination without cause in amount equal to equal to fifty percent (50%) of his annual base salary rate then in effect, provided that if such termination without cause occurs after an Acquisition of the Company, Mr. Corbett will be entitled to receive severance in an amount equal to equal to 100% of his annual base salary rate then in effect.
Restricted stock agreement, description		The Company entered into a restricted stock agreement with Mr. Corbett pursuant to which the Company granted him a restricted stock award of 15,371,250 shares of the Company's common stock, which forfeiture restriction lapse 33%, 33% and 34%, respectively, on the first, second and third anniversary of the date of grant.
Restricted Stock [Member] | Chief Executive Officer [Member]
Related Party Transactions (Textual)
Shares issued for services (in shares)				20,495,000
Agregate shares of common stock				15,371,250
Vladimir Skigin [Member]
Related Party Transactions (Textual)
Interest rate																										18.00%
Debt conversion, description												Debt purchase agreement entered into with Waketec OU, Mr. Skigin acquired $30,000 of the promissory note issued to Waketec OU by Qpagos Corporation. On December 23, 2019, the Company entered into a debt settlement agreement whereby the company agreed to the assignment of the debt owed to Mr. Skigin by Qpagos Corporation to the Company in exchange for a new promissory note in the principal amount of $30,000 issued by the Company. The promissory note is unsecured, bears interest at 4% per annum and matures on December 23, 2020. The balance of the promissory note, including interest thereon at December 31, 2019 is $30,026.
Maturity date																										Jan. 11, 2020
Vladimir Skigin [Member] | Debt Exchange Agreement [Member]
Related Party Transactions (Textual)
Debt conversion, description			The Company entered into a debt exchange agreement with Mr. Skigin, whereby the aggregate principal sum of $30,000 plus accrued interest of $49 was exchanged for 1,502,466 shares of common stock at an issue price of $0.02 per share, realizing a loss on exchange of $30,049.
James Fuller [Member] | Restricted Stock [Member]
Related Party Transactions (Textual)
Shares issued for services (in shares)											2,000,000
Vladimir Skigin [Member]
Related Party Transactions (Textual)
Interest rate																							5.00%
Strategic IR [Member]
Related Party Transactions (Textual)
Interest rate						6.00%																				24.00%
Debt conversion, description					Strategic IR purchased a portion of a note issued to Andrey Novikov by Qpagos Corporation in the principal amount of $65,953. On December 17, 2019, the company entered into a debt settlement with Strategic IR whereby the Note was assigned from Qpagos Corporation to the Company and was simultaneously settled by the issue of 2,231,768 shares of common stock at an issue price of $0.03 per share, thereby extinguishing the note. A loss on settlement of $67,953 was realized.											The Company entered into Securities Purchase Agreements with Strategic IR whereby the following notes totaling $79,500 previously advanced to the Company during the period August 19, 2019 to October 15, 2019, was converted into 4,486,750 shares of common stock at a conversion price of $0.037 per share, thereby extinguishing the notes and realizing a loss on conversion of $85,248.
Ownership percent						9.99%
Conversion price (in dollars per share)													$ 0.0156
Face amount						$ 159,123	$ 22,000	$ 3,000	$ 37,500				$ 37,224	$ 159,123	$ 159,123		$ 2,000	$ 15,000				$ 159,123
Number of shares issued on debt conversion													2,386,181
Description of conversion terms						The remaining balance of the May 15, 2019 convertible note purchased from Labrys Fund LP, 2019, including interest thereon with a new note in the aggregate principal amount of $159,123 with a maturity date of November 18, 2020, removing the conversion limitation of ownership of 9.99% and reducing the interest rate to 6% per annum.				The Company issued Strategic IR a Convertible Promissory Note in the aggregate principal amount of $14,583. The note had a maturity date of July 17, 2020 and a coupon of 6% per annum. The Company has the right to prepay the note provided it makes a prepayment penalty as set forth in the note. The outstanding principal amount of the note is convertible at any time into shares of the Company's common stock at a conversion price equal to 60% of the average of the lowest three trading bid prices during the previous ten (10) trading days, including the date the notice of conversion is received.
Maturity date						Nov. 18, 2020	Jan. 13, 2020	Jan. 09, 2020	Dec. 10, 2019								Dec. 25, 2019	Nov. 17, 2019
Loss on conversion													$ 51,064
Strategic IR [Member] | Convertible Notes Payable [Member]
Related Party Transactions (Textual)
Interest expense debt													297
Face amount													$ 14,583
Number of shares issued on debt conversion													935,887
Loss on conversion													$ 19,747
Strategic IR [Member] | Debt Purchase Agreement [Member]
Related Party Transactions (Textual)
Debt conversion, description													The Company received a conversion notice converting the aggregate principal sum of $37,224 into 2,386,181 shares of common stock at a conversion price of $0.0156 per share, thereby extinguishing the note and realizing a loss on conversion of $51,064.		The Company and Strategic IR entered into an exchange agreement, replacing the balance of the July 15, 2019 convertible note purchased from GS Capital Partners, including interest thereon with a new note in the aggregate principal amount of $37,224 with a maturity date of November 18, 2020, removing the conversion limitation of ownership of 9.99% and reducing the interest rate to 6% per annum.
Description of conversion terms													The Company received a conversion notice converting the aggregate principal sum of $159,123 and interest thereon into 10,007,882 shares of common stock at a conversion price of $0.0159 per share, thereby extinguishing the note and realizing a loss on conversion of $211,166.
Vladimir Skigin [Member]
Related Party Transactions (Textual)
Interest rate																										4.00%
Maturity date																										Dec. 12, 2020
Vladimir Skigin [Member] | Equipment funding [Member]
Related Party Transactions (Textual)
Description of conversion terms																			The balance of the note as of July 30, 2019, plus accrued interest thereon was $196,307 and was converted into 3,166,240 post reverse split shares on November 18, 2019.
Gibbs International Holdings [Member]
Related Party Transactions (Textual)
Interest rate																										14.40%

[1]	After giving effect to a 10 for 1 reverse stock split effective November 1, 2019.